Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	31,304,495	31,304,495	31,304,495
Preferred stock, shares issued	3,721,394	3,721,394	3,721,394
Preferred stock, shares outstanding	3,721,394	3,721,394	3,721,394
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	18,486,999	18,486,999	18,486,999
Common stock, shares outstanding	18,486,999	18,486,999	18,486,999
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	115,000,000	115,000,000	115,000,000
Common stock, shares issued	5,064,588	4,877,990	4,100,349
Common stock, shares outstanding	5,064,588	4,877,990	4,100,349